Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019	5,600,259
Balance at Dec. 31, 2019	$ 168,008	$ 253,967,708	$ (233,682,015)	$ 20,453,701
Net income (loss)			1,957,095	1,957,095
Dividends to Series B preferred shares			(159,562)	(159,562)
Share-based compensation		30,404		30,404
Balance (in shares) at Mar. 31, 2020	5,600,259
Balance at Mar. 31, 2020	$ 168,008	253,998,112	(231,884,482)	22,281,638
Balance (in shares) at Dec. 31, 2020	6,708,946
Balance at Dec. 31, 2020	$ 201,268	257,467,980	(230,333,881)	27,335,367
Net income (loss)			3,790,077	3,790,077
Dividends to Series B preferred shares			(138,269)	(138,269)
Share-based compensation		28,765		28,765
Preferred deemed dividend			(86,356)	(86,356)
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	82,901
Issuance of shares sold at the market (ATM), net of issuance costs	$ 2,487	731,927		734,414
Balance (in shares) at Mar. 31, 2021	6,791,847
Balance at Mar. 31, 2021	$ 203,755	$ 258,228,672	$ (226,768,429)	$ 31,663,998